Operating segments (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenues	$ 57,079,339,000	$ 57,521,079,000	$ 73,896,832,000
Cost Of Sales	(29,562,588,000)	(25,381,445,000)	(38,954,605,000)
Administrative And Selling Expenses	(4,151,623,000)	(4,486,896,000)	(5,411,458,000)
Other Operating Income	10,919,061,000	21,280,499,000	37,714,518,000
Other Operating Expenses	(807,635,000)	(689,930,000)	(556,380,000)
Impairment Of Property, Plant And Equipment And Intangible Assets	(7,765,017,000)	(6,062,276,000)	(9,050,812,000)
Operating Income	25,711,537,000	42,181,031,000	57,638,095,000
Other (expenses) Income (4)	(26,359,400,000)	(31,678,605,000)	(39,840,606,000)
Net Income (loss) For The Segment	(647,863,000)	10,502,426,000	17,797,435,000
Share In The Net Income For The Segment	(647,863,000)	10,502,426,000	17,797,435,000
Electric Power Generation from Conventional Resources
Statement [Line Items]
Revenues	44,300,944,000	44,876,174,000	66,001,178,000
Cost Of Sales	(25,186,092,000)	(21,434,437,000)	(36,244,484,000)
Administrative And Selling Expenses	(3,612,032,000)	(3,857,347,000)	(4,856,894,000)
Other Operating Income	10,476,409,000	20,621,029,000	37,496,269,000
Other Operating Expenses	(818,208,000)	(486,902,000)	(28,105,000)
Impairment Of Property, Plant And Equipment And Intangible Assets	(7,765,017,000)	(6,062,276,000)	(9,050,812,000)
Operating Income	17,396,004,000	33,656,241,000	53,317,152,000
Other (expenses) Income (4)	(23,388,925,000)	(24,585,341,000)	(36,374,574,000)
Net Income (loss) For The Segment	(5,992,921,000)	9,070,900,000	16,942,578,000
Share In The Net Income For The Segment	(5,992,921,000)	9,070,896,000	16,942,578,000
Natural Gas Distribution
Statement [Line Items]
Revenues	30,781,801,000	43,469,160,000	61,698,922,000
Cost Of Sales	(23,707,011,000)	(35,563,091,000)	(45,900,297,000)
Administrative And Selling Expenses	(6,215,202,000)	(9,485,941,000)	(8,067,130,000)
Other Operating Income	1,005,885,000	1,204,404,000	2,357,159,000
Other Operating Expenses	(232,725,000)	(324,241,000)	(77,596,000)
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	1,632,748,000	(699,709,000)	10,011,058,000
Other (expenses) Income (4)	(4,503,584,000)	(157,337,000)	(3,984,424,000)
Net Income (loss) For The Segment	(2,870,836,000)	(857,046,000)	6,026,634,000
Share In The Net Income For The Segment	(482,086,000)	263,893,000	2,151,948,000
Other
Statement [Line Items]
Revenues	1,751,043,000	2,662,597,000	3,439,989,000
Cost Of Sales	(1,494,242,000)	(2,157,186,000)	(2,241,224,000)
Administrative And Selling Expenses	0	0	0
Other Operating Income	19,831,000	1,274,000	44,550,000
Other Operating Expenses	0	(7,620,000)	(7,476,000)
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	276,632,000	499,065,000	1,235,839,000
Other (expenses) Income (4)	(177,018,000)	(76,348,000)	(332,738,000)
Net Income (loss) For The Segment	99,614,000	422,717,000	903,101,000
Share In The Net Income For The Segment	157,748,000	332,982,000	505,995,000
Adjustments and Eliminations
Statement [Line Items]
Revenues	(31,100,744,000)	(44,359,948,000)	(63,502,117,000)
Cost Of Sales	24,203,502,000	36,618,615,000	46,927,452,000
Administrative And Selling Expenses	(6,215,202,000)	(9,485,941,000)	(8,067,130,000)
Other Operating Income	(1,005,885,000)	(1,205,678,000)	(2,357,159,000)
Other Operating Expenses	232,725,000	324,241,000	77,598,000
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	(1,455,200,000)	863,171,000	(10,787,096,000)
Other (expenses) Income (4)	3,902,084,000	168,029,000	6,515,304,000
Net Income (loss) For The Segment	2,446,884,000	1,031,200,000	(4,271,792,000)
Share In The Net Income For The Segment	0	0	0
Electric Power Generation from Renewable Resources
Statement [Line Items]
Revenues	11,346,295,000	10,873,096,000	6,258,860,000
Cost Of Sales	(3,378,745,000)	(2,845,346,000)	(1,496,052,000)
Administrative And Selling Expenses	(539,591,000)	(629,549,000)	(554,564,000)
Other Operating Income	422,821,000	659,470,000	173,699,000
Other Operating Expenses	10,573,000	(195,408,000)	(520,801,000)
Impairment Of Property, Plant And Equipment And Intangible Assets	0	0	0
Operating Income	7,861,353,000	7,862,263,000	3,861,142,000
Other (expenses) Income (4)	(2,191,957,000)	(7,027,608,000)	(5,664,228,000)
Net Income (loss) For The Segment	5,669,396,000	834,655,000	(1,803,086,000)
Share In The Net Income For The Segment	$ 5,669,396,000	$ 834,655,000	$ (1,803,086,000)